SCHEDULE OF SHORT TERM AND LONG TERM LOAN (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Short-term loans	$ 4,377,238	$ 2,817,062
Current portion, Long-term loans	163,140	151,429
Total Short-term	4,540,378	2,968,491
Non-current portion, Long-term loans	14,990	95,441
Total	$ 4,555,368	$ 3,063,932